Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Profit for the interim period	$ 68,273	$ 45,786
Adjustments to reconcile profit to net cash from operating activities:
Depreciation and amortization	5,459	2,290
Unrealized gain on foreign currency	(3,899)	(130)
Unrealized loss on foreign currency	29	1,721
Gain on foreign currency transaction	(1,305)	0
Loss on foreign currency transaction	29	0
Gain on disposal of financial assets and liabilities	(652)	0
Loss on valuation of financial assets and liabilities	54	2,884
Interest income	(8,666)	(7,914)
Interest expense	945	913
Miscellaneous expense	91	0
Provision for severance benefits	190	226
Other long-term employee benefits	109	604
Income tax expense	18,538	17,612
Working capital adjustments:
Accounts receivable, net	(7,223)	617
Prepaid expenses, and other assets	485	332
Other non-current assets	100	52
Accounts payable and accrued expenses	549	1,382
Contract liabilities	(140)	(155)
Other current and non-current liabilities	(297)	75
Cash generated from operations	72,669	66,295
Interest received	9,293	9,888
Interest paid	(3,145)	(118)
Income taxes paid	(7,798)	(15,285)
Net cash inflow from operating activities	71,019	60,780
Cash flows from investing activities
Purchase of property and equipment	(116)	(119)
Disposal of property and equipment	1	4
Purchase of intangible assets	(5)	0
Disposal of financial assets at fair value through profit or loss	44	0
Purchase of short-term investments	(178,390)	(164,311)
Disposal of short-term investment	179,425	146,665
Net cash (outflow) from investing activities	959	(17,761)
Cash flows from financing activities
Repayment of lease liabilities	(991)	(548)
Net cash (outflow) from financing activities	(991)	(548)
Net increase in cash and cash equivalents	70,987	42,471
Effect of exchange rate changes on cash and cash equivalents	(4,656)	98
Cash and cash equivalents at beginning of the interim period	388,891	334,850
Cash and cash equivalents at end of the interim period	$ 455,222	$ 377,419